SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES (UNAUDITED) - Oil and natural gas reserves (Details)	12 Months Ended
	Dec. 31, 2024 Mcfe location $ / Mcfe $ / bbl	Dec. 31, 2023 Mcfe location $ / bbl $ / Mcfe	Dec. 31, 2022 Mcfe location $ / bbl $ / Mcfe	Dec. 31, 2021 Mcfe location $ / Mcfe
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Equivalent energy on conversion of one barrel of crude oil	6
Number of drilling locations included in proved undeveloped reserves | location	80	80	91	0
Period of drilling	5 years
Revisions of previous estimates due to changes in price	4,441,309	(163,100)	9,539,800	6,827,110
Technical revisions of proved undeveloped location		(7,787,700)
Increase (decrease) in natural gas price | $ / Mcfe	(0.64)		3.39	1.07
Revisions of previous estimates due to reduced operating costs	3,134,000
Revisions of previous estimates due to well performance	1,307,309	128,786	319,893	579,444
Oil
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Average price | $ / bbl	75.48	78.22	93.67
Estimated realized prices | $ / bbl	48.73	37.4	93.67
NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Estimated realized prices | $ / bbl	30.19	31.29	37.47
Natural gas
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Average price | $ / Mcfe	2.13	2.64	6.36
Estimated realized prices | $ / Mcfe	1.32	1.97	5.23